Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
At start of year	£ 180
At end of year	162	£ 180
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
At start of year	815	863
Acquisitions	3	1
Capital expenditure	43	47
Disposals	(118)	(67)
Exchange translation differences	(10)	(29)
At end of year	733	815
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
At start of year	635	665
Charge for the year	60	58
Disposals	(118)	(66)
Exchange translation differences	(6)	(22)
At end of year	571	635
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
At start of year	70
At end of year	63	70
Land and buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
At start of year	213	223
Acquisitions		1
Capital expenditure	4	5
Disposals	(7)	(8)
Exchange translation differences	(4)	(8)
At end of year	206	213
Land and buildings [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
At start of year	143	146
Charge for the year	9	9
Disposals	(7)	(7)
Exchange translation differences	(2)	(5)
At end of year	143	143
Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
At start of year	110
At end of year	99	110
Fixtures and fittings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
At start of year	602	640
Acquisitions	3
Capital expenditure	39	42
Disposals	(111)	(59)
Exchange translation differences	(6)	(21)
At end of year	527	602
Fixtures and fittings [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
At start of year	492	519
Charge for the year	51	49
Disposals	(111)	(59)
Exchange translation differences	(4)	(17)
At end of year	£ 428	£ 492